Earnings per share (basic and diluted) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of earnings per share
The following table presents the calculation of net income applicable to the owners of the parent and basic and diluted EPS for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020

Net Income attributable to owners of the Parent	3,579,050	3,589,416	2,076,430
Basic weighted average number of outstanding shares (i) (iii)	555,429	559,004	552,291
Basic earnings per share - R$	6.4438	6.4211	3.7597

Effect of dilution
Shared-based plan (ii) (iii)	17,577	14,496	6,817
Diluted weighted average number of outstanding shares (iii)	573,006	573,499	559,108
Diluted earnings per share - R$	6.2461	6.2588	3.7138

(i)See on note 25, the number of XP Inc.’s outstanding common shares during the year
(ii)See on note 32, the number of shares granted and forfeited during the year regarding XP Inc.’s Share-based plan.
(iii)Thousands of shares.